Income Taxes (Details) - Schedule of provision for income tax consisted - SoundHound, Inc. [Member] - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
State	$ 3	$ 4
International	594	2,673
Total provision, current	597	2,677
Deferred
International		(2,424)
Total provision		$ 253